NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Minimum lease payments receivable	$ 409,046	$ 503,506
Less: Allowance for doubtful accounts	(527)	(714)
Net minimum lease payments receivable	408,519	502,792
Less: unearned interest income	(44,538)	(59,234)
Net investment in direct financing and sales-type leases	363,981	443,558
Less: Current maturities of net investment in direct financing and sales-type leases	(287,163)	(329,111)
Net investment in direct financing and sales-type leases, net of current maturities	$ 76,818	$ 114,447